THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 5, 2022

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

applicable to Class A, C, C2, D and I shares
dated February 1, 2022, as supplemented March 8, 2022, May 19, 2022 and July 1, 2022,

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “RETIREMENT PROSPECTUS”)

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2022, as supplemented March 8, 2022 and July 1, 2022,

CHANGES TO THORNBURG INTERNATIONAL GROWTH FUND

Emily Leveille, a portfolio manager of Thornburg International Growth Fund (the “Fund”), is expected to begin maternity leave on or about July 12, 2022, and during her leave she will not be involved in the day-to-day management of the Fund. During the time Ms. Leveille is on leave, the Fund will continue to be managed by portfolio managers Sean Sun, CFA and Nicholas Anderson, CFA, who have been jointly and primarily responsible for management of the Fund since 2017 and 2021, respectively. Ms. Leveille is expected to return from her leave on or about January 2, 2023, at which point she will resume her role as a portfolio manager of the Fund.

TH4967

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated July 5, 2022

to the

THORNBURG FUNDS STATEMENT OF ADDITIONAL INFORMATION

applicable to Class A, C, C2, D and I shares
dated February 1, 2022

and to the

THORNBURG FUNDS RETIREMENT PLAN SHARES
STATEMENT OF ADDITIONAL INFORMATION

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2022

CHANGES TO THORNBURG INTERNATIONAL GROWTH FUND

Emily Leveille, a portfolio manager of Thornburg International Growth Fund (the “Fund”), is expected to begin maternity leave on or about July 12, 2022, and during her leave she will not be involved in the day-to-day management of the Fund. During the time Ms. Leveille is on leave, the Fund will continue to be managed by portfolio managers Sean Sun, CFA and Nicholas Anderson, CFA, who have been jointly and primarily responsible for management of the Fund since 2017 and 2021, respectively. Ms. Leveille is expected to return from her leave on or about January 2, 2023, at which point she will resume her role as a portfolio manager of the Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4968